Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Goodwill balance, net	$ 12,444,000	$ 12,444,000
Carrying value of intangible assets, exceeding the fair value	30,142,000
Impairment charge	30,142,000
Amortization of other intangible assets	$ 9,907,000	$ 12,304,000	$ 14,176,000